Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Due to service providers	$ 1,753	$ 1,335	$ 878
Due to professionals	238	506	542
Financed insurance		963	361
Accrued interest	167	168	77
Other		654
Other accrued liabilities	$ 2,158	$ 3,626	$ 1,858